ATHENA BEHAVIORAL TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
EXCHANGE-TRADED FUNDS — 99.9%
EQUITY - 99.9%
764,300	ProShares Ultra Russell2000	$ 42,242,861
TOTAL EXCHANGE-TRADED FUNDS (Cost $34,478,218)

	TOTAL INVESTMENTS - 99.9% (Cost $34,478,218)	$ 42,242,861
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	23,963
	NET ASSETS - 100.0%	$ 42,266,824